CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, issued shares	36,067,415	35,861,510
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	119,584	222,639
Common Stock [Member]
Common stock, outstanding shares	36,067,415	35,861,510